Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets
9.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2019	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	699	(578)	121
Purchased & internally developed software	486	(427)	59
Technologies in progress	119	—	119
Other intangible assets	70	(70)	—
Total	1,374	(1,075)	299

December 31, 2018	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	705	(592)	113
Purchased & internally developed software	459	(404)	55
Technologies in progress	44	—	44
Other intangible assets	69	(69)	—
Total	1,277	(1,065)	212

As described in Note 7, the acquisition of Norstel resulted in the recognition of technology in process for $86 million in the line “Technologies in progress”.

The line “Technologies in progress” in the table above also includes internally developed software under construction and software not ready for use.

The amortization expense in 2019, 2018 and 2017 was $69 million, $64 million and $58 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2020	81
2021	62
2022	45
2023	27
2024	17
Thereafter	67
Total	299

In both 2019 and 2018, the Company impaired $4 million and $2 million, respectively, of acquired licenses and technologies for which it was determined that they had no alternative future use, while in 2017, there was no impairment of intangible assets.